Income Taxes - Summary of Income Tax Recognized in Profit or Loss (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Current tax
Adjustments for prior periods	$ 2,918	$ 14,439